CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 826	$ 4,224	$ 6,353
Adjustments required to reconcile net income to net cash flows provided by operating activities:
Depreciation	2,104	1,546	1,317
Share-based compensation	512	607	363
Changes in deferred income tax assets, net	166	621	1,327
Decrease (increase) in long-term tax receivables	0	0	(25)
Accrued Interest, net and exchange rate effects	1,260	(463)	0
Increase (decrease) in employee severance benefits, net	8	(2)	172
Decrease (increase) in trade receivables, net	(1,215)	(988)	(1,010)
Decrease in operating lease right-of-use assets	1,028	859	888
Decrease in operating lease liabilities	(1,025)	(857)	(911)
Decrease (increase) in other receivables and prepaid expenses	75	341	(169)
Increase in inventories	(283)	(3,532)	(1,139)
Increase (decrease) in trade payables	(2,951)	929	989
Increase (decrease) in other liabilities and accrued expenses	641	1,255	707
Net cash provided by operating activities	1,146	4,540	8,862
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(5,351)	(9,506)	(2,432)
Investment in short-term bank deposits, net	20	(6,365)	(2,719)
Restricted deposit	0	0	192
Repayment from insurance	0	0	2,000
Net cash used in investing activities	(5,331)	(15,871)	(2,959)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of shares, net	0	9,312	0
Exercise of options	36	296	863
Dividend distribution	(1,276)	0	(1,321)
Repayment of long-term loans	0	0	(3,348)
Net cash provided by (used in) financing activities	(1,240)	9,608	(3,806)
Effect of exchange rate on cash and cash equivalents	331	20	(185)
Increase (decrease) in cash and cash equivalents	(5,094)	(1,703)	1,912
Cash and cash equivalents at the beginning of the year	7,575	9,278	7,366
Cash and cash equivalents at end of the year	2,481	7,575	9,278
SUPPLEMENTAL DISCLOSURES OF CASH FLOW ACTIVITIES:
Cash paid for interest	4	0	84
Cash paid for income taxes	30	61	37
Supplemental Disclosures of non-cash activity:
Purchase of property and equipment in credit	756	1,238	2,125
Right-of-use assets recognized with corresponding lease liabilities	$ 581	$ 225	$ 506